Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Expenses
Amortization and depreciation of equipment and intangible assets (Notes 8 and 9)	$ 18,436	$ 157,760	$ 985,895
Amortization of right-of-use assets (Note 10)		(69,849)	361,502
Consulting fees	1,045,539	1,982,846	1,608,692
Finders fee expense			100,000
Foreign exchange (gain) loss	238,206	(39,050)	38,057
General and administrative	425,865	1,743,415	923,877
Lease liability expense (Note 10)		479,164	347,445
Licensing fees			40,029
Professional fees	879,054	1,447,202	1,707,892
Promotion and marketing	437,689	185,952	96,641
Repairs and maintenance		22,808	45,875
Research and development	5,420,634	284,700	63,767
Wages, salaries and employment expenses	1,742,402	1,720,419	3,016,626
Total expenses	10,207,825	7,915,367	9,336,298
Loss from operations	(10,207,825)	(7,915,367)	(9,336,298)
Other income (expenses)
Accretion expense (Notes 10 and 11)	(6,584)	(33,054)	(380,754)
Change in unrealized gains/losses on warrant liabilities (Note 13(a))	(131,250)	(73,885)
Financial guarantee expense (Notes 9 and 21(e))	(1,224,522)	(182,200)
Gain on debt modification (Note 10)	56,264
Gain (loss) on sale/abandonment of assets, net (Notes 4 and 5)	191,699	804,429	(1,303,278)
Interest expense	(51,761)	(7,046)	(48,024)
Interest income		265	4,479
Loss on impairment of equipment (Note 8)			(3,901)
Loss on impairments and write-offs of inventory and other (Note 17(c))			(1,466,377)
Loss on impairment of intangible assets (Note 9)		(12,116,908)	(6,625,246)
Loss on impairment of loan receivable (Notes 17(a) and 17(b))			(213,085)
Other	26,933	(40,358)	48,382
Penalties expense (Note 19)	(344,492)
Settlements and legal provisions (Notes 4, 18 and 21(e))	(563,470)	(120,000)	(264,660)
Unidentifiable assets acquired (Note 6(a))		(16,666,666)
Total other income (expenses)	(1,784,683)	(28,435,423)	(10,252,464)
Net loss before income taxes	(11,992,508)	(36,350,790)	(19,588,762)
Income tax expense (Note 19)	(166,666)
Net loss for the year	(12,159,174)	(36,350,790)	(19,588,762)
Other comprehensive income (loss)
Foreign currency translation adjustment of foreign operations	139,819	(62,380)	48,962
Net comprehensive loss for the year	$ (12,019,355)	$ (36,413,170)	$ (19,539,800)
Net loss per share, basic and diluted	$ (0.16)	$ (1.34)	$ (1.30)
Weighted average shares outstanding, basic and diluted	75,469,531	27,027,028	15,035,909